SCHEDULE OF OUTSTANDING WARRANTS (Details) (Parenthetical)	Dec. 31, 2022 $ / shares		Dec. 31, 2022 ₪ / shares		Jun. 30, 2021 $ / shares	Jun. 30, 2021 ₪ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2021 ₪ / shares
Warrants one [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)	$ 2.03		₪ 7.1418	[1]
Warrants one [member] | Warrant holders [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)					$ 1.95	₪ 5.124
Warrants two [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)	2.03	[2]	7.1418	[1]
Warrants two [member] | Warrant holders [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)							$ 2.70	₪ 7.1418
Warrants three [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)	$ 8.25	[1]	₪ 29.025	[3]
Warrants three [member] | Warrant holders [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)					$ 11.04	₪ 29.025

[1]	On March 31, 2021, warrant holders and the Company, agreed that the exercise price of CAD$2.70 would be payable in New Israeli Shekels. The exercise price is NIS 7.1418 per warrant (see also Note 11).
[2]	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$1.95 would be payable in New Israeli Shekels. The exercise price is NIS 5.124 per warrant (see also Note 11).
[3]	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$11.04 would be payable in New Israeli Shekels. The exercise price is NIS 29.025 per warrant (see also Note 11).